Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 19, 2025	Sep. 18, 2025	Sep. 04, 2025	Sep. 03, 2025	Aug. 29, 2025	Aug. 05, 2025	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Per share (in Dollars per share)				$ 1.41
Forecast [Member]
Subsequent Events [Line Items]
Percentage of equity interests	51.00%		51.00%		51.00%
Capital contributions (in Dollars)	$ 5,000
Percentage of share capital	20.00%
Percentage of diluted share capital	39.20%
Agreement term year	20 years
Aggregate shares (in Shares)		1,745
Percentage of issued shares		16.58%
Percentage of outstanding shares		16.58%
Total consideration (in Dollars)		$ 8,290
Ordinary share (in Shares)		5,181,250		50,000
Per share (in Dollars per share)		$ 1.6			$ 1
Ordinary shares issued (in Shares)		6,000,000			15,000,000
Percentage of consideration					100.00%
JW [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of equity interests	49.00%		24.50%
Joint Venture Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of diluted share capital	40.80%
Ferox [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of equity interests	24.50%
EVT [Member]
Subsequent Events [Line Items]
Percentage of equity interests					49.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate shares (in Shares)						45
Ordinary shares issued (in Shares)						337,605,861
Ordinary shares outstanding (in Shares)						337,605,861
Class B Ordinary Share [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)							255,849,682	255,849,682
Ordinary shares outstanding (in Shares)							255,849,682	255,849,682
Ordinary shares (in Shares)							400,000,000	400,000,000
Class B Ordinary Share [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary share (in Shares)				100
Ordinary shares (in Shares)	301,255,850
Class B Ordinary Share [Member] | JW [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary share (in Shares)				10,000,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)							36,350,011	36,350,011
Ordinary shares outstanding (in Shares)							36,350,011	36,350,011
Ordinary shares (in Shares)							100,000,000	100,000,000
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)	36,350,011
Yorkville’s [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ownership percentage				4.99%